Collaborations and License Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Collaborations and License Agreements

5. Collaborations and License Agreements

The Bristol-Myers Squibb License Agreement

On May 31, 2005 the Company (through its wholly owned operating subsidiary, ITI) entered into a world-wide, exclusive License Agreement with Bristol-Myers Squibb Company (BMS), pursuant to which the Company holds a license to certain patents and know-how of BMS relating to ITI-007 and other specified compounds. The agreement was amended on November 3, 2010. The licensed rights are exclusive, except BMS retains rights in specified compounds in the fields of obesity, diabetes, metabolic syndrome and cardiovascular disease. However, BMS has no right to use, develop or commercialize ITI-007 and other specified compounds in any field of use. The Company has the right to grant sublicenses of the rights conveyed by BMS. The Company is obliged under the license to use commercially reasonable efforts to develop and commercialize the licensed technology. The Company is also prohibited from engaging in the clinical development or commercialization of specified competitive compounds.

Under the agreement, the Company made an upfront payment of $1.0 million to BMS, and may be obliged to make milestone payments for each licensed product of up to an aggregate of approximately $14.8 million. The Company is also obliged to make tiered single digit percentage royalty payments on sales of licensed products. The Company is obliged to pay to BMS a percentage of non-royalty payments made in consideration of any sublicense.

The agreement extends, and royalties are payable, on a country-by-country and product-by-product basis, through the later of ten years after first commercial sale of a licensed product in such country, expiration of the last licensed patent covering a licensed product, its method of manufacture or use, or the expiration of other government grants providing market exclusivity, subject to certain rights of the parties to terminate the agreement on the occurrence of certain events. On termination of the agreement, the Company may be obliged to convey to BMS rights in developments relating to a licensed compound or licensed product, including regulatory filings, research results and other intellectual property rights.

The Takeda License and Collaboration Agreement

On February 25, 2011, the Company (through its wholly owned operating subsidiary, ITI) entered into a license and collaboration agreement with Takeda Pharmaceutical Company Limited (Takeda) under which the Company agreed to collaborate to research, develop and commercialize its proprietary compound ITI-214 and other selected compounds that selectively inhibit PDE1 for use in the prevention and treatment of human diseases. As part of the agreement, the Company assigned to Takeda certain patents owned by the Company that claim ITI-214 and granted Takeda an exclusive license to develop and commercialize compounds identified in the conduct of the research program that satisfy specified criteria. However, the Company has retained rights to all compounds that do not meet the specified criteria and the Company continues to develop PDE1 inhibitors outside the scope of the agreement.

Under the terms of the agreement, the Company is conducting a research program with an initial term of three years to identify and characterize compounds that meet certain specified criteria sufficient for further development by Takeda. The Company is responsible for the Company’s expenses incurred in the conduct of certain research activities specified in the research plan. Takeda has agreed to reimburse the Company for expenses the Company incurs in conducting additional research activities.

Takeda is obliged to use commercially reasonable efforts to develop and commercialize licensed compounds at its expense, and has agreed to reimburse the Company for the costs and expenses of development activities the Company may perform. The Company has formed a joint steering committee with Takeda to coordinate and oversee activities on which the Company and Takeda collaborate under the agreement. The Company has the option to co-promote any licensed product in the United States by assuming responsibility for a certain percentage of the detailing activity with respect to that product.

The Company is responsible for supplying Takeda with ITI-214 for nonclinical activities and Phase 1 clinical trials at the Company’s expense. Takeda is responsible, at its expense, for the manufacture and supply of compounds that it develops and commercializes under the agreement for all other activities.

Upon execution of the agreement, Takeda made a nonrefundable payment to the Company. The Company is eligible to receive payments of approximately $500 million in the aggregate upon achievement of certain development milestones and up to an additional $250 million in the aggregate upon achievement of certain sales-based milestones, along with tiered royalty payments ranging from the high single digits to the low teens in percent based on net sales by Takeda.

The agreement extends, on a country-by-country and product-by-product basis, through the later of expiration of the last licensed patent covering a licensed product, its method of manufacture or use, the expiration of other government grants providing market exclusivity or ten years after first commercial sale of a licensed product in such country, subject to rights of the parties to sooner terminate the agreement on certain events and the right of Takeda to unilaterally terminate the agreement upon a specified number of days’ prior notice. Upon the termination of the agreement, Takeda is obliged to assign to the Company the patents covering ITI-214 assigned to Takeda upon the execution of the agreement, to grant the Company a license to develop and commercialize licensed compounds developed by Takeda and to transfer to the Company certain materials, information and regulatory materials reasonably necessary for us to continue the development and commercialization of those compounds.

The Company evaluates all deliverables within an arrangement to determine whether or not they provide value on a stand-alone basis. Based on this evaluation, the deliverables were separated into units of accounting. The arrangement consideration that is fixed or determinable at the inception of the arrangement was allocated to the separate units of accounting based on their relative selling prices. The Company may exercise significant judgment in determining whether a deliverable is a separate unit of accounting, as well as in estimating the selling prices of such unit of accounting.

To determine the selling price of a separate deliverable, the Company uses the hierarchy as prescribed in ASC Topic 605-25 Revenue Recognition based on vendor-specific objective evidence (VSOE), third-party evidence (TPE) or best estimate of selling price (BESP). VSOE is based on the price charged when the element is sold separately and is the price actually charged for that deliverable. TPE is determined based on third-party evidence for a similar deliverable when sold separately and BESP is the price at which the Company would transact a sale if the elements of collaboration and license arrangements were sold on a stand-alone basis. The Company was not able to establish VSOE or TPE for the deliverables within collaboration and license arrangements, as the Company does not have a history of entering into such arrangements or selling the individual deliverables within such arrangements separately. In addition, there may be significant differentiation in these arrangements, which indicates that comparable third-party pricing may not be available. The Company determined that the selling price for the deliverables within collaboration and license arrangements should be determined using BESP. The process for determining BESP involved significant judgment on our part and included consideration of multiple factors such as estimated direct expenses and other costs, and available data.

During the three- and nine-months ended September 30, 2013, the Company recognized revenue of $0.7 million, and $1.9 million under this agreement, respectively. At September 30, 2013 and December 31, 2012, $0.4 million and $1.7 million of revenue, respectively, was deferred under this agreement.

Other License Agreement

In May 2002, the Company entered into a license agreement (the License) and research agreement with a university. Under the provisions of the License, the Company is entitled to use this organization’s patented technology and other intellectual property relating to diagnosis and treatment of central nervous system disorders.

The License expires upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License. The Company is required to make future milestone payments for initiation of clinical trials and approval of a New Drug Application (NDA). Should the Company commercialize the technology related to this License, the Company would be required to make royalty payments, and would also be required to pay fees under any sublicense agreements with third parties.

In connection with the License, the Company issued 400,000 shares of common stock to the organization. Upon issuance of the shares, the Company recorded the estimated fair value of the shares issued, approximately $120,000, as research and development expense.

In addition, the Company is required to use at least $1.0 million annually of its resources for the development and commercialization of the technology until the Company submits an NDA. The Company met its spending requirements in 2012. There were no other payments made or required for the three- and nine-months ended September 30, 2013 and 2012 and the year ended December 31, 2012.

7. Collaborations and License Agreements

Takeda Pharmaceutical Company Limited

On February 25, 2011, ITI entered into a license and collaboration agreement with Takeda Pharmaceutical Company Limited (Takeda) to develop and commercialize selective phosphodiesterase type 1 (PDE1) inhibitors, discovered by ITI, for the treatment of cognitive impairment associated with schizophrenia. This agreement is targeted worldwide, but ITI has retained the option to co-promote with Takeda in the United States.

Upon execution of the agreement, Takeda made a nonrefundable payment to the Company. ITI is eligible to receive payments of approximately $500 million in the aggregate upon achievement of certain development milestones and up to an additional $250 million in the aggregate upon achievement of certain sales-based milestones, along with tiered royalty payments based on net sales by Takeda. Takeda will be solely responsible for development, manufacturing and commercialization of PDE1 inhibitors. ITI and Takeda have formed a joint steering committee to coordinate and oversee activities on which the two companies collaborate under the agreement. ITI has the right, but not the obligation, to sit on the joint steering committee. There are no performance, cancellation, termination, or refund provisions in the arrangement that contain material financial consequences to the Company.

The Company evaluates all deliverables within an arrangement to determine whether or not they provide value on a stand-alone basis. The Company identified two deliverables in the arrangement, (1) a license to the Company’s intellectual property, and (2) research and development services (“R&D services”). Based on this evaluation, the deliverables were separated into units of accounting. The arrangement consideration that is fixed or determinable at the inception of the arrangement was allocated to the separate units of accounting based on their relative selling prices. We may exercise significant judgment in determining whether a deliverable is a separate unit of accounting, as well as in estimating the selling prices of such unit of accounting.

To determine the selling price of a separate deliverable, we use the hierarchy as prescribed in ASC Topic 605-25 based on vendor-specific objective evidence (VSOE), third-party evidence (TPE) or best estimate of selling price (BESP). VSOE is based on the price charged when the element is sold separately and is the price actually charged for that deliverable. TPE is determined based on third-party evidence for a similar deliverable when sold separately and BESP is the price at which we would transact a sale if the elements of collaboration and license arrangements were sold on a stand-alone basis. We were not able to establish VSOE or TPE for the deliverables within collaboration and license arrangements, as we do not have a history of entering into such arrangements or selling the individual deliverables within such arrangements separately. In addition, there may be significant differentiation in these arrangements, which indicates that comparable third-party pricing may not be available. We determined that the selling price for the deliverables within collaboration and license arrangements should be determined using BESP. The process for determining BESP involved significant judgment on our part and included consideration of multiple factors such as prices offered by third parties, estimated direct expenses and other costs, and available data. The Company was able to determine the BESP for the license and R&D services, and thus, allocated the consideration in this arrangement based on relative selling price of each deliverable. The revenue allocated to the license was recognized upon the execution of the agreement as Takeda obtained the right to use the license upon execution of the agreement. The revenue for R&D services is being recognized over the estimated service period of 3 years.

During the years ended December 31, 2012 and December 31, 2011, the Company recognized revenue of $3.1 million and $22.3 million under this agreement, respectively. At December 31, 2012 and 2011, $1.7 million and $3.3 million of revenue was deferred under this agreement.

Beginning in 2003, the Company entered into several cooperative agreements and grants with the U.S. Army and the National Institutes of Health. Under these research agreements, the Company uses its patented technology to examine and characterize the effects of various agents and drugs on the signaling pathways in the brain and the biochemical mechanisms associated with various diseases of the brain. These agreements were originally from one to three years in length. The Company has not received any funding from these agreements since 2010. For the years ended December 31, 2012 and 2011, the Company recognized revenue of approximately $0 million and $1.03 million, respectively.

In May 2002, the Company entered into a license agreement (the License) and research agreement with a university. Under the provisions of the License, the Company is entitled to use this organization’s patented technology and other intellectual property relating to diagnosis and treatment of central nervous system disorders.

The License expires upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License. The Company is required to make future milestone payments for initiation of clinical trials and approval of a New Drug Application (NDA). Should the Company commercialize the technology related to this License, the Company would be required to make royalty payments, and would also be required to pay fees under any sublicense agreements with third parties.

In connection with the License, the Company issued 800,000 shares of common stock to the organization. Upon issuance of the shares, the Company recorded the estimated fair value of the shares issued, approximately $120,000, as research and development expense.

In addition, the Company is required to use at least $1 million annually of its resources for the development and commercialization of the technology until the Company submits a NDA. The Company met its spending requirements in 2012, 2011 and 2010. There were no other payments made or required for the years ended December 31, 2012 and 2011.

In May 2005, the Company entered into a license agreement (the Agreement) with a company for the use of this company’s patented compounds. ITI intends to test and use the compounds in its research and development program as candidates for potential new drugs.

The Agreement expires on the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights. The Company is required to make future milestone payments for commencement of certain clinical trials and filings with the U.S. Food and Drug Administration. Should the Company sell products covered by the Agreement, the Company would be required to make royalty payments. There were no payments under this Agreement for the years ended December 31, 2012 and 2011.